Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
Advertising and promotion	$ 5,290	$ 8,157	$ 7,437	$ 8,157	$ 33,391
Amortization ROU Assets	59,475	58,878	118,991	58,878	178,022
Consulting fees	2,010	61,221	2,010	61,221	104,988
Depreciation	10,357	11,687	20,569	12,457	33,659
Administrative and other operating expenses	24,868	28,387	125,898	47,451	57,393	2,192
Interest on lease					134,324
Management fees	216,864	191,885	484,445	393,476	775,165	108,190
Office Maintenance & Utilities	45,545	36,116	88,434	36,116	128,651
Professional fees	69,673	55,622	147,615	138,930	329,116	102,777
Rent expense		2,194		51,801	58,823
Stock based payments		164,236	148,195	164,236	492,708
Lease liability expense	41,575	45,718	84,263	45,718
Research and development	207		7,977
Travel Expenses	18,501	10,319	48,219	17,337	108,087	9,785
Vehicle expenses	14,247	18,878	38,200	18,878	46,500
Wages and salaries	150,602	146,236	295,931	199,712	516,926
Total Operating Expenses	659,214	839,534	1,618,184	1,254,368	2,997,753	222,944
Operating loss before other items	(659,214)	(839,534)	(1,618,184)	(1,254,368)	(2,997,753)	(222,944)
Miscellaneous income	82,725	69,817	169,897	91,391	251,089
Interest (expense) income	(810)	(976)	(1,620)	252	(1,288)
Net loss	(577,299)	(770,693)	(1,449,907)	(1,162,725)	(2,747,952)	(222,944)
Comprehensive loss - translation	15,611	(6,959)	67,431	(11,857)	(44,375)	(4,585)
Net loss and comprehensive loss attributed to shareholders	$ (561,688)	$ (777,652)	$ (1,382,476)	$ (1,174,582)	$ (2,792,327)	$ (227,529)
Loss per share of common stock
Basic	$ (0.002)	$ (0.003)	$ (0.005)	$ (0.005)	$ (0.011)	$ (4.551)
Diluted	$ (0.002)	$ (0.003)	$ (0.005)	$ (0.005)	$ (0.011)	$ (4.551)
Basic	296,037,813	287,190,813	296,037,813	217,959,199	254,941,752	50,000
Diluted	296,037,813	287,190,813	296,037,813	217,959,199	254,941,752	50,000